Other Assets - Summary of Other Assets ( Parenthetical ) (Detail) $ in Millions	1 Months Ended
Apr. 30, 2024 USD ($)
Disclosure of detailed information about other assets [Line Items]
Income tax credit recognized for principal amount of law suit final judgement	$ 69.8
Other incomes [Member]
Disclosure of detailed information about other assets [Line Items]
Income tax credit recognized for principal amount of law suit final judgement	40.1
Interest Incomes [Member]
Disclosure of detailed information about other assets [Line Items]
Income tax credit recognized for principal amount of law suit final judgement	$ 29.7